SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Shareholders’ equity, opening balance	$ 520.2	$ 399.1	$ 243.6
Issuance of subordinate voting shares in business combination			1.5
IFRS 16 initial application		(4.9)
Normal course issuer bid purchase of subordinate voting shares		(38.7)
Exercise of stock options	4.0	2.4	3.1
Net income	70.2	151.7	143.6
Share-based compensation	11.3	7.8	6.6
Shareholders’ equity, closing balance	600.1	520.2	399.1
Share capital
Shareholders’ equity, opening balance	114.7	112.6	106.1
Issuance of subordinate voting shares in business combination			1.5
Normal course issuer bid purchase of subordinate voting shares		(1.6)
Exercise of stock options	5.8	3.7	5.0
Shareholders’ equity, closing balance	120.5	114.7	112.6
Contributed surplus
Shareholders’ equity, opening balance	15.7	9.2	4.5
Exercise of stock options	(1.8)	(1.3)	(1.9)
Share-based compensation	11.3	7.8	6.6
Shareholders’ equity, closing balance	25.2	15.7	9.2
Retained earnings
Shareholders’ equity, opening balance	389.4	279.7	136.1
IFRS 16 initial application		(4.9)
Normal course issuer bid purchase of subordinate voting shares		(37.1)
Net income	70.2	151.7	143.6
Shareholders’ equity, closing balance	459.6	389.4	279.7
Parent company
Shareholders’ equity, opening balance	520.2	399.1	243.6
Issuance of subordinate voting shares in business combination			1.5
IFRS 16 initial application		(4.9)
Normal course issuer bid purchase of subordinate voting shares		(38.7)
Exercise of stock options	4.0	2.4	3.1
Net income	64.6	154.5	144.3
Share-based compensation	11.3	7.8	6.6
Shareholders’ equity, closing balance	600.1	520.2	399.1
Parent company | Share capital
Shareholders’ equity, opening balance	114.7	112.6	106.1
Issuance of subordinate voting shares in business combination			1.5
Normal course issuer bid purchase of subordinate voting shares		(1.6)
Exercise of stock options	5.8	3.7	5.0
Shareholders’ equity, closing balance	120.5	114.7	112.6
Parent company | Contributed surplus
Shareholders’ equity, opening balance	15.7	9.2	4.5
Exercise of stock options	(1.8)	(1.3)	(1.9)
Share-based compensation	11.3	7.8	6.6
Shareholders’ equity, closing balance	25.2	15.7	9.2
Parent company | Retained earnings
Shareholders’ equity, opening balance	389.8	277.3	133.0
IFRS 16 initial application		(4.9)
Normal course issuer bid purchase of subordinate voting shares		(37.1)
Net income	64.6	154.5	144.3
Shareholders’ equity, closing balance	$ 454.4	$ 389.8	$ 277.3